Cover	Nov. 12, 2025
Cover [Abstract]
Document Period End Date	Nov. 12, 2025
Entity Registrant Name	NATIONAL RURAL UTILITIES COOPERATIVE FINANCE CORPORATION
Entity Incorporation, State or Country Code	DC
Entity File Number	1-7102
Entity Tax Identification Number	52-0891669
Entity Address, Address Line One	20701 Cooperative Way,
Entity Address, City or Town	Dulles,
Entity Address, Postal Zip Code	20166-6691
City Area Code	703
Local Phone Number	467-1800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000070502
Amendment Flag	false
Document Type	8-K